BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)				12 Months Ended
		May 30, 2023	Oct. 10, 2022	May 31, 2025	May 31, 2024	Feb. 07, 2024	May 31, 2023	Oct. 11, 2022	May 31, 2022
Share capital authorized						$ 500,000		$ 500,000
Ordinary shares, shares authorized				1,000,000,000	1,000,000,000	1,000,000,000		500,000,000
Ordinary share, par value				$ 0.0005	$ 0.0005	$ 0.0005		$ 0.001
EU Holdings [Member]
Ownership percentage		52.16%
Mr Lim CP [Member]
Ownership percentage		4.76%
Ms Siow KL [Member]
Ownership percentage		14.26%
Mr Lim KS [Member]
Ownership percentage		4.76%
Mr Lim TC [Member]
Ownership percentage		14.26%
Goldstein [Member]
Ownership percentage		4.90%
Arc Development [Member]
Ownership percentage		4.90%
Common Stock [Member]
Number of shares issued	[1]			1,750,000
Number of shares own	[1]			19,254,000	18,038,000		18,038,000		18,038,000
Acquisition Agreement [Member]
Number of shares issued for acquisition			490
Shareholding interest percentage			4.90%
Consideration value			$ 800,000
EU Holdings [Member]
Number of shares issued for acquisition			5,705
Number of shares issued		4,704,179
EU Holdings [Member] | Common Stock [Member]
Number of shares own		4,704,180
EU Holdings [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		5,216
EU Holdings [Member] | Goldstein [Member]
Shareholding interest percentage			4.90%
Mr Lim CP [Member]
Number of shares issued for acquisition			474
Mr Lim CP [Member] | Common Stock [Member]
Number of shares own		429,292
Mr Lim CP [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		475
Ms Siow KL [Member]
Number of shares issued for acquisition			1,426
Number of shares issued		1,286,074
Ms Siow KL [Member] | Common Stock [Member]
Number of shares own		1,286,074
Ms Siow KL [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		1,427
Mr Lim KS [Member]
Number of shares issued for acquisition			474
Number of shares issued		429,292
Mr Lim KS [Member] | Common Stock [Member]
Number of shares own		429,292
Mr Lim KS [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		475
Mr Lim TC [Member]
Number of shares issued for acquisition			1,426
Number of shares issued		1,286,074
Mr Lim TC [Member] | Common Stock [Member]
Number of shares own		1,286,074
Mr Lim TC [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		1,427
Arc Development [Member]
Number of shares issued for acquisition			490
Number of shares issued		441,919
Arc Development [Member] | Common Stock [Member]
Number of shares own		441,919
Arc Development [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		490
Goldstein [Member]
Number of shares issued		441,919
Goldstein [Member] | Common Stock [Member]
Number of shares own		441,919
Goldstein [Member] | Reorganization Agreement [Member] | Common Stock [Member]
Number of shares issued		490
Mr.Lim CP [Member]
Number of shares issued		429,292

[1]	Ordinary Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split